Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

PYXIS TANKERS INC. (“Pyxis”) is a corporation incorporated in the Republic of the Marshall Islands on March 23, 2015. As of December 31, 2022, Pyxis owns 100% ownership interest in the following five vessel-owning companies:

●	FOURTHONE CORPORATION LTD, established under the laws of the Republic of Malta (“Fourthone”);

●	SEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Seventhone”);

●	EIGHTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eighthone”);

●	TENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Tenthone”);

●	ELEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eleventhone” and collectively with Secondone, Thirdone, Fourthone, Seventhone, Eighthone and Tenthone the “Vessel-owning companies”).

Pyxis also currently own 100% ownership interest in the following non-vessel owning companies:

●	SECONDONE CORPORATION LTD, established under the laws of the Republic of the Marshall Islands (“Secondone”) that owned the Northsea Alpha that was sold to an unaffiliated third party on January 28, 2022;

●	THIRDONE CORPORATION LTD, established under the laws of the Republic of the Marshall Islands (“Thirdone”) that owned the Northsea Beta that was sold to an unaffiliated third party on March 1, 2022;

●	SIXTHONE CORP., established under the laws of the Republic of the Marshal Islands (“Sixthone”) that owned the vessel “Pyxis Delta” that was sold to an unaffiliated third party on January 13, 2020 and,

●	MARITIME TECHNOLOGIES CORP, established under the laws of Delaware.

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels, as listed below:

Vessel-owning Company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Secondone	05/23/2007	Northsea Alpha (sold)	8,615	2010	05/28/2010
Thirdone	05/23/2007	Northsea Beta (sold)	8,647	2010	05/25/2010
Fourthone	05/30/2007	Pyxis Malou (sold)	50,667	2009	02/16/2009
Seventhone	05/31/2011	Pyxis Theta	51,795	2013	09/16/2013
Eighthone	02/08/2013	Pyxis Epsilon	50,295	2015	01/14/2015
Tenthone	04/22/2021	Pyxis Karteria	46,652	2013	07/15/2021
Eleventhone	11/09/2021	Pyxis Lamda	50,145	2017	12/20/2021

Secondone, Thirdone and Fourthone were initially established under the laws of the Republic of the Marshall Islands, under the names SECONDONE CORP., THIRDONE CORP. and FOURTHONE CORP., respectively. In March and April 2018, these vessel-owning companies completed their re-domiciliation under the jurisdiction of the Republic of Malta and were renamed as mentioned above. In December 2022, Secondone and Thirdone re-domiciled again under the jurisdiction of the Republic of the Marshall Islands. For further information, please refer to Note 8. Northsea Alpha, Northsea Beta and Pyxis Malou was sold to an unaffiliated third party on January 28, 2022, March 1, 2022 and March 23, 2023 respectively.

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Pyxis and its wholly-owned subsidiaries (collectively the “Company”), as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022.

All of the Company’s vessels are double-hulled and are engaged in the transportation of refined petroleum products and other liquid bulk items, such as organic chemicals and vegetable oils. The vessels “Northsea Alpha” and “Northsea Beta” are small tanker sister ships and “Pyxis Malou”, “Pyxis Theta”, “Pyxis Epsilon”, “Pyxis Karteria” and “Pyxis Lamda”, are medium-range tankers.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2021 and 2022

(Expressed in thousands of U.S. dollars, except for share and per share data)

1. Basis of Presentation and General Information: -Continued:

Prior to the consummation of the transactions discussed below, Mr. Valentios (“Eddie”) Valentis was the sole ultimate stockholder of Pyxis and certain vessel-owning companies, holding all of their issued and outstanding share capital through Maritime Investors. Specifically, Maritime Investors owned directly 100% of Pyxis, Secondone and Thirdone, and owned indirectly (through the intermediate holding company PYXIS HOLDINGS INC. (“Holdings”)) 100% of Fourthone, Sixthone, Seventhone and Eighthone.

On March 25, 2015, Pyxis caused MARITIME TECHNOLOGIES CORP., a Delaware corporation (“Merger Sub”), to be formed as its wholly-owned subsidiary and to be a party to the agreement and plan of merger discussed below.

On April 23, 2015, Pyxis and Merger Sub entered into an agreement and plan of merger (the “Agreement and Plan of Merger”) (further amended on September 22, 2015) with among others, LOOKSMART LTD. (“LS”), a digital advertising solutions company listed on NASDAQ. Merger Sub served as the entity into which LS was merged in accordance with the Agreement and Plan of Merger (the “Merger”). Upon execution of the Agreement and Plan of Merger, Pyxis paid LS a cash consideration of $600.

Prior to the Merger, on October 26, 2015, Holdings and Maritime Investors transferred all of their shares in Secondone, Thirdone, Fourthone, Sixthone, Seventhone and Eighthone, (the “Contributed Companies”) to Pyxis as a contribution in kind, at no consideration. Since there was no change in ultimate ownership or control of the business of the Contributed Companies, the transaction constituted a reorganization of companies under common control and was accounted for in a manner similar to a pooling of interests. Accordingly, upon the transfer of the assets and liabilities of the Contributed Companies, the financial statements of the Company were presented using combined historical carrying amounts of the assets and liabilities of the Contributed Companies.

On October 28, 2015, in accordance with the terms of the Agreement and Plan of Merger, LS, after having divested of its business and all of its assets and liabilities, merged with and into the Merger Sub, with Merger Sub surviving the Merger and continuing to be a wholly-owned subsidiary of Pyxis.

On October 28, 2015, the Merger was consummated and the Company’s shares commenced their listing on the NASDAQ Capital Markets thereafter.

Pyxis was both the legal and accounting acquirer of LS. The acquisition by Pyxis of LS was not an acquisition of an operating company as the business, assets and liabilities of LS were spun-off prior to the Merger. As such, for accounting purposes, the Merger between Merger Sub and LS was accounted for as a capital transaction rather than as a business combination.

PYXIS MARITIME CORP. (“Maritime”), a corporation established under the laws of the Republic of the Marshall Islands, which is beneficially owned by Mr. Valentis, provides certain ship management services to the Vessel-owning companies (Note 3).

With effect from the delivery of each vessel, the crewing and technical management of the vessels are contracted to INTERNATIONAL TANKER MANAGEMENT LTD. (“ITM”) with permission from Maritime. ITM is an unrelated third party technical manager, represented by its branch based in Dubai, UAE. Each ship-management agreement with ITM is in force until it is terminated by either party. The ship-management agreements can be cancelled either by the Company or ITM for any reason at any time upon three months’ advance notice.

As of December 31, 2022, Mr. Valentis beneficially owned approximately 54.0% of the Company’s common stock.